Additional Information of Cash Flow Statements - Changes in Liabilities Arising from Financial Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	₩ 8,174,818	₩ 7,979,727
Changes from financing cash flows	(854,554)	558,083
Changes arising from obtaining or losing control of subsidiaries or other business	(342)	(12,469)
The effect of changes in foreign exchange rates	167,858	(350,523)
Other changes:	0	0
Ending	7,487,780	8,174,818
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	12,888,839	14,725,271
Changes from financing cash flows	(373,862)	(1,410,033)
Changes arising from obtaining or losing control of subsidiaries or other business		3,299
The effect of changes in foreign exchange rates	200,308	(435,170)
Other changes:	0	0
Amortization of discount on debentures issued	6,205	5,472
Ending	12,721,490	12,888,839
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	7,213	7,770
Changes from financing cash flows	(770,099)	(931,232)
The effect of changes in foreign exchange rates	(5,573)
Other changes:	0	0
Decrease in retained earnings	704,444	863,579
Decrease in non-controllinginterest	72,688	67,096
Ending	8,673	7,213
Finance lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	93,018	114,409
Changes from financing cash flows	(14,955)	(10,536)
The effect of changes in foreign exchange rates	(7,766)	(10,855)
Other changes:	0	0
Increase in finance lease assets	24,457
Ending	94,754	93,018
Derivatives that hedge long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	119,320	(52,373)
Changes from financing cash flows	(17,237)
Changes in fair values	(58,666)	171,693
Other changes:	0	0
Ending	₩ 43,417	₩ 119,320